Gains (Losses) on Derivative Instruments Recognized in Other Income (Expense), Net (Detail) - Other Income (Expense), Net - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Derivatives Not Designated as Hedges	$ 592	$ (938)	$ 367
Equity Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Derivatives Not Designated as Hedges	1,864	(266)	(177)
Other Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Derivatives Not Designated as Hedges	(1)	21	(15)
Fair Value Hedges | Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives	(5)	5	(23)
Hedged items	(25)	(45)	(25)
Cash Flow Hedges | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive loss	$ (63)	$ 103	$ (48)